RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
RESTRICTED CASH
Schedule of restricted cash

	December 31,	December 31,	December 31,
	2021	2020	2019
Restricted cash	$469,808	$470,460	$462,874